USAA FLORIDA FUNDS
               August 1, 1995   PROSPECTUS
            As Supplemented December 1, 1995

USAA Florida Tax-Free Income Fund and USAA Florida Tax-
Free Money Market Fund (collectively, the Funds or the Florida Funds) are two of four no-load mutual funds offered by USAA State Tax-Free Trust (the Trust). The Funds are managed by USAA Investment Management Company (the Manager).

     WHAT ARE THE INVESTMENT
     OBJECTIVES AND POLICIES?
     The Funds have a common objective of providing
Florida investors with a high level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax. The Florida Tax-Free Money Market
Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective.
  The Florida Tax-Free Income Fund invests primarily in long-term high grade Florida tax-exempt securities.
The Fund's average portfolio maturity is not restricted, but is expected to be greater than 10 years. Page 9.
   The Florida Tax-Free Money Market Fund invests in high quality Florida tax-exempt securities with maturities of 397 days or less. The Manager will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Fund will endeavor to maintain a constant net asset value per share of $1.00. Page 9.

     HOW DO YOU BUY? Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail or in person. Page 13.

     HOW DO YOU SELL? You may redeem shares of a Fund by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 15.

     Shares of the Florida Funds are authorized for sale only to residents of the State of Florida. The delivery of this Prospectus shall not constitute an offer in any state in which shares of the Florida Funds may not lawfully be made.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Trust and the Florida Funds that you should know before investing.

     Shares of the USAA Florida Funds are not deposits or other obligations of, or guaranteed by the USAA Federal
Savings Bank, are not insured by the FDIC or any other
Government Agency, and are subject to market risks.

     If you would like more information, a STATEMENT OF ADDITIONAL INFORMATION (SAI) dated August 1, 1995, is available upon request and without charge by writing to USAA STATE TAX-FREE TRUST, Florida Funds, 9800 Fredericksburg Rd., San Antonio, TX 78288, or by calling 1-800-531-8181. The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR  ANY STATE SECURITIES COMMISSION PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FLORIDA TAX-FREE MONEY MARKET FUND
IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT
AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE
TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


                     TABLE OF CONTENTS
                                                      Page
                       SUMMARY DATA
     Fees and Expenses                                  3
     Financial Highlights                               4
     Performance Information                            6

                    USING MUTUAL FUNDS
     USAA Family of No-Load Mutual Funds                7
     Using Mutual Funds in an Investment Program        8

             INVESTMENT PORTFOLIO INFORMATION
     Investment Objectives and Policies                 9
     Florida Tax-Free Income Fund                       9
     Florida Tax-Free Money Market Fund                 9
     Other Investment Information                      10

                  SHAREHOLDER INFORMATION
     Purchase of Shares                                13
     Redemption of Shares                              15
     Conditions of Purchase and Redemption             17
     Exchanges                                         18
     Other Services                                    18
     Share Price Calculation                           19
     Dividends, Distributions and Taxes                20
     Management of the Trust                           22
     Description of Shares                             23
     Service Providers                                 24
     Telephone Assistance Numbers                      24


                     FEES AND EXPENSES

The following summary is provided to assist you in understanding the expenses you will bear directly or indirectly.

Shareholder Transaction Expenses (applicable to each Fund)
---------------------------------------------------------------------------
Sales Load Imposed on Purchases                   None
Sales Load Imposed on Reinvested Dividends        None
Deferred Sales Load                               None
Redemption Fee*                                   None
Exchange Fee                                      None

Annual Fund Operating Expenses (as a percentage of average net assets (ANA))
----------------------------------------------------------------------------

                                                    Florida       Florida
                                                   Tax-Free      Tax-Free
                                                    Income      Money Market
                                                     Fund          Fund
                                                     ----          ----
Management Fees, net of reimbursements               .16%          .24%
12b-1 Fees                                           None          None
Other Expenses, net of reimbursements
     Transfer Agent Fees**                        .10%          .06%
     Custodian Fees                               .12%          .10%
     All Other Expenses                           .12%          .10%
                                                  ----          ----
Total Other Expenses                                 .34%          .26%
                                                     ----          ----
Total Fund Operating Expenses, net of
   reimbursements                                    .50%          .50%
                                                     ====          ====
----------------------------------------------------------------------------
    * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See Redemption of Shares - Bank Wire Redemption.
   ** The Funds pay USAA Shareholder Account Services an annual fixed fee per account for its services. See Transfer Agent in the SAI, page 18.

   During the year, the Manager voluntarily limited each Fund's annual expenses to .50% of its ANA and reimbursed the Funds for all expenses in excess of the limitation. The Management Fees, Other Expenses, and Total Fund Operating Expenses reflect all such expense reimbursements by the Manager. Absent such reimbursements, the amount of the Management Fees, Other Expenses, and Total Fund Operating Expenses as a percentage of ANA for each of the Funds would have been as follows: Florida Tax-Free Income Fund, .46%, .35%, and .81%; and Florida Tax-Free Money Market Fund, .46%,
 .26%, and .72%. The Manager has voluntarily agreed to continue to limit each Fund's annual expenses until August 1, 1996, to .50% of its ANA and will reimburse the Funds for all expenses in excess of the limitation.

Example of Effect of Fund Expenses
---------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of the periods shown:

                                     1 year   3 years   5 years   10 years
                                     ------   -------   -------   --------
  Florida Tax-Free Income Fund         $ 5      $ 16      $ 28      $ 63
  Florida Tax-Free Money Market Fund   $ 5      $ 16      $ 28      $ 63

The above example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.


                    FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout each period in the two-year period ended March 31, 1995, has been derived from financial statements audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the financial statements and related notes that appear in the Funds' Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.

           NET ASSET               NET REALIZED   DISTRIBUTIONS
 FISCAL    VALUE AT      NET           AND         FROM NET      DISTRIBUTIONS
 YEAR     BEGINNING   INVESTMENT   UNREALIZED     INVESTMENT      OF REALIZED
 ENDED    OF PERIOD     INCOME     GAIN(LOSS)       INCOME       CAPITAL GAINS
             ($)         ($)           ($)           ($)               ($)

FLORIDA TAX-FREE INCOME FUND:
March 31,
 1994*      10.00        .21          (1.02)         (.21)              -
 1995        8.98        .49            .11          (.49)              -

FLORIDA TAX-FREE MONEY MARKET FUND:
March 31,
 1994*       1.00        .01             -           (.01)              -
 1995        1.00        .03             -           (.03)              -


                 FINANCIAL HIGHLIGHTS   cont.


                                                   RATIO OF NET
   NET ASSET                           RATIO OF     INVESTMENT
   VALUE AT              NET ASSETS    EXPENSES       INCOME
     END        TOTAL     AT END      TO AVERAGE    TO AVERAGE    PORTFOLIO
  OF PERIOD    RETURN    OF PERIOD    NET ASSETS    NET ASSETS    TURNOVER
     ($)         (%)**    ($000)         (%)            (%)          (%)

FLORIDA TAX-FREE INCOME FUND:
     8.98      (8.22)     24,948       .50(a)(b)      4.63(a)(b)   284.11
     9.09       7.01      42,891       .50(b)         5.59(b)      183.44


FLORIDA TAX-FREE MONEY MARKET FUND:
     1.00        .96      29,877       .50(a)(b)      1.98(a)(b)     -
     1.00       2.86      52,225       .50(b)         2.97(b)        -

--------------
    (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
    (b) The information contained in this table is based on actual expenses for the period, after giving effect to reimbursements of expenses by the Manager. Absent such reimbursements, the Funds' ratios would have been:

                               RATIO OF       RATIO OF NET
                               EXPENSES     INVESTMENT INCOME
                              TO AVERAGE       TO AVERAGE
                              NET ASSETS       NET ASSETS
                                 (%)              (%)

FLORIDA TAX-FREE INCOME FUND:
March 31,
   1994*                        1.33(a)           3.80(a)
   1995                          .81              5.28

FLORIDA TAX-FREE MONEY MARKET FUND:
March 31,
   1994*                        1.11(a)           1.37(a)
   1995                          .72              2.75

--------------
    *   Funds commenced operations October 1, 1993.
   ** Assumes reinvestment of all dividend income and capital gain distributions during the period.



                  PERFORMANCE INFORMATION

Performance information should be considered in light of each Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of either Fund.
     The Trust may quote a Fund's yield or total return in advertisements and reports to shareholders or prospective investors. A Fund's performance may also be compared to that of other mutual funds with similar investment objectives and relevant indexes that are referenced in Appendix B to the SAI. Standard total return and yield results reported by the Funds do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     Further information concerning yield and total return is included in the Trust's SAI.

TOTAL RETURN - Florida Tax-Free Income Fund. The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period which, when applied to a hypothetical
$1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.

YIELD - Florida Tax-Free Income Fund. This Fund may advertise performance in terms of a 30-day yield quotation. The yield quotation is computed by dividing the net investment income per share earned during the period by the offering price per share on the last day of the period. This income is then annualized. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation in a Fund's portfolio and all recurring charges are recognized.

YIELD - Florida Tax-Free Money Market Fund. The Fund may advertise its yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized, that is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.
     The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

TAX EQUIVALENT YIELD - The Funds may also utilize tax equivalent yields with adjustments for assumed income tax rates. See Appendix C - Taxable Equivalent Yield Tables in the SAI for illustrations of this yield.


            USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA
Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                 USAA STATE TAX-FREE TRUST
               Florida Tax-Free Income Fund*
            Florida Tax-Free Money Market Fund*
                Texas Tax-Free Income Fund*
             Texas Tax-Free Money Market Fund*

                USAA TAX EXEMPT FUND, INC.
                      Long-Term Fund
                  Intermediate-Term Fund
                      Short-Term Fund
               Tax Exempt Money Market Fund
                   California Bond Fund*
               California Money Market Fund*
                    New York Bond Fund*
                New York Money Market Fund*
                    Virginia Bond Fund*
                Virginia Money Market Fund*

                  USAA MUTUAL FUND, INC.
                  Aggressive Growth Fund
                        Growth Fund
                   Growth & Income Fund
                     Income Stock Fund
                        Income Fund
                   Short-Term Bond Fund
                     Money Market Fund

                   USAA INVESTMENT TRUST
                  Balanced Portfolio Fund
                     Cornerstone Fund
                  Emerging Markets Fund
                         Gold Fund
                    International Fund
                     World Growth Fund
                        GNMA Trust
                Treasury Money Market Trust

 * Available for sale only to residents of these specific states.


        USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I.   THE IDEA BEHIND MUTUAL FUNDS
Mutual funds were conceived as a vehicle that could give small investors some of the advantages enjoyed by wealthy investors. A relatively small investment buys part of a widely diversified portfolio. That portfolio is managed by investment professionals, relieving the shareholder of the need to make individual stock or bond selections.
The investor also enjoys conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result each shareholder owns an investment that in earlier times would have been available only to very wealthy people.

II.  USING FUNDS IN AN INVESTMENT
     PROGRAM
In choosing a mutual fund as an investment vehicle, the shareholder is foregoing some investment decisions, but must still make others. The decisions foregone are those involved with choosing individual securities. The Fund
Manager will perform that function. In addition, the Manager will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.
   The shareholder, however, retains at least part of the responsibility for an equally important decision.
This decision includes determining a portfolio of mutual funds that balances the investor's investment goals with his or her tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.
     For example, assume a shareholder wishes to pursue the higher yields usually available in the long-term bond market, but is also concerned about the possible price swings of the long-term bonds. He or she could divide investments between the Florida Tax-Free Income Fund and the Florida Tax-Free Money Market Fund. This would create a portfolio with a higher yield than that of the money market and less volatility than that of the long-term market. This is just one example of how an individual could combine funds to create a portfolio tailored to his or her own risk and reward goals.

III. USAA'S FAMILY OF FUNDS
The Manager offers investors another alternative in its portfolio funds, the Balanced Portfolio and Cornerstone
Funds. Both of these unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. These Funds are designed for the shareholder who prefers to delegate the asset allocation process to an investment manager. The Funds are structured to achieve diversification across a number of investment categories.
     Whether you prefer to create your own mix of mutual funds or use a portfolio fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.


            INVESTMENT OBJECTIVES AND POLICIES

               FLORIDA TAX-FREE INCOME FUND
           FLORIDA TAX-FREE MONEY MARKET FUND

INVESTMENT OBJECTIVES
The Florida Tax-Free Income Fund and Florida Tax-Free
Money Market Fund have a common investment objective of providing Florida investors with a high level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax. The Florida Tax-Free Money Market
Fund has a further objective of preserving capital and maintaining liquidity.

INVESTMENT POLICIES
The Manager will pursue this common objective by investing each Fund's assets primarily in debt obligations issued by the State of Florida, its political subdivisions and instrumentalities, and by other governmental entities if, in the opinion of counsel, the interest from such obligations is excluded from gross income for federal income tax purposes and the obligations are exempt from the Florida intangible personal property tax. It is a fundamental policy of each Fund that during normal market conditions at least
80% of the Fund's net assets will consist of Florida tax-exempt securities and at least 80% of the Fund's annual income will be exempt from federal income taxes and excluded from the calculation of federal alternative minimum taxes for individual taxpayers.

Florida Tax-Free Income Fund. Under normal market conditions, the Manager will invest the assets of the Fund so that at least 75% of the total market value of the tax-exempt securities is rated within the three highest long-term rating categories (at least A) by Moody's Investors Service, Inc. (Moody's), Standard &
Poor's Ratings Group (S&P), or Fitch Investors Service,
Inc. (Fitch), in the highest short-term rating category by Moody's, S&P, or Fitch, or, if a security is not rated by those rating agencies, it must be of equivalent investment quality as determined by the Manager. The
Manager will not purchase a security if, as a result of such purchase, more than 25% of the total market value of the tax-exempt securities of the Fund would be invested in securities which do not meet these quality standards.
In no event will a security be purchased for the Fund unless it is rated at least investment grade; i.e., rated by Moody's, S&P, or Fitch at least in the fourth highest rating category for long-term securities, in the second highest rating category for short-term securities, or, if not rated by those rating agencies, determined by the Manager to be of equivalent investment quality. Securities rated in the lowest level of investment grade have some speculative characteristics since adverse economic conditions and changing circumstances are more likely to have an adverse impact on such securities.
     If the rating of a security is downgraded, the Manager will determine whether it is in the best interest of the Fund's shareholders to continue to hold such security in the Fund's portfolio. Unless otherwise directed by the Board of Trustees, if downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment grade quality, the Manager will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets. For a more complete description of tax-exempt securities and their ratings, see Appendix
A to the SAI.
     The Fund's average portfolio maturity is not restricted, but is expected to be greater than ten years.
In determining a security's maturity for purposes of calculating the Fund's average maturity, estimates of the expected time for its principal to be paid may be used.
This can be substantially shorter than its stated final maturity. For a discussion of the method of calculating the average weighted maturity of the Fund's portfolio, see Investment Policies in the SAI. The per share net asset value of the Florida Tax-Free Income Fund will fluctuate with portfolio maturity, the quality of securities held, and inversely to interest rate levels.

Florida Tax-Free Money Market Fund. The Fund will purchase only high quality securities that qualify as "eligible securities" under the Securities and Exchange
Commission rules applicable to money market mutual funds.
These securities must also be determined by the Manager to present minimal credit risk. In general, the category of eligible securities may include a security that is:
(1) issued or guaranteed by the U.S. Government or any agency or instrumentality thereof including
     "prerefunded" and "escrowed to maturity" tax-exempt securities;
(2) rated in one of the two highest categories for short-term securities by at least two Nationally
     Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one
     NRSRO;
(3) unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term debt obligations so rated; or
(4) unrated but determined to be of comparable quality by the Manager.

     If a security is downgraded after purchase, the Manager will follow written procedures adopted by the Fund's Board of Trustees and a determination will be made as to whether it is in the best interest of the Fund's shareholders for the Fund to continue to hold the security.
     Current NRSROs include Moody's, S&P, Fitch, Duff &
Phelps Inc., Thompson BankWatch, Inc., and IBCA Inc. For a description of tax- exempt securities and their ratings, see Appendix A to the SAI.
     Consistent with regulatory requirements, the Manager will purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Fund will endeavor to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.


              OTHER INVESTMENT INFORMATION

The investment objectives of the Funds may not be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that these objectives will be achieved. The investment policies and techniques used to pursue the Funds' objectives may be changed without shareholder approval, except as otherwise noted. Further information regarding the Funds' investment policies and restrictions is provided in the SAI.

TAX-EXEMPT SECURITIES
These securities include general obligation bonds, which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest; revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from annual appropriations made by the state legislature for the repayment of interest and principal or other specific revenue source, but not from the general taxing power; lease obligations backed by the municipality's covenant to budget for the payments due under the lease obligation; and certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds for privately-operated facilities, provided that the interest paid on such securities qualifies as exempt from federal income taxes.
The value of the securities in which the Trust will invest generally fluctuates inversely with changes in prevailing interest rates. Changes in the creditworthiness of issuers and changes in other market factors such as the relative supply of and demand for tax-exempt bonds also create value fluctuations.
     Each Fund may on a temporary basis due to market or other conditions invest up to 100% of its assets in short-term securities whether or not exempt from federal income taxes. Such taxable securities may consist of obligations of the United States Government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus and undivided profits in excess of $100 million; banker's acceptances of similar banks; commercial paper; and other corporate debt obligations.

INVESTMENT TECHNIQUES
Variable Rate Securities - Each Fund may invest in tax-exempt securities that bear interest at rates which are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held.
     The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate.
The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of tax-exempt variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.
     In the case of the Florida Tax-Free Money Market
Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

Put Bonds - Each Fund may invest in tax-exempt securities
(including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party at face value prior to stated maturity (Put Bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the Florida Tax-Free
Income Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the Florida Tax-Free Money
Market Fund is determined as stated under Variable Rate
Securities.

When-Issued Securities - Each Fund may invest in new issues of tax-exempt securities offered on a when-issued basis; that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The Funds do not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.
Such securities can be sold before settlement date.
     Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

Municipal Lease Obligations - Each Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.
     Certain lease obligations contain "non-
appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor, (2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

Liquidity - The Florida Tax-Free Income Fund and Florida
Tax-Free Money Market Fund may invest up to 15% and 10%, respectively, of their net assets in illiquid securities.
     Lease obligations and certain Put Bonds that are subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Board of Trustees for purposes of complying with the Funds' investment restrictions applicable to investments in illiquid securities.
     In determining the liquidity of a lease obligation, the Manager will consider: (1) the frequency of trades and quotes for the lease obligation, (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential purchasers,
(3) dealer undertakings to make a market in the lease obligation, (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers, and the mechanics of transfer, (5) whether the lease obligation is of a size that will be attractive to institutional investors, (6) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and
(7) such other factors as the Manager may determine to be relevant to such determination.
     In determining the liquidity of Put Bonds with restrictions on transfer, the Manager will evaluate the credit quality of the party (the Put Provider) issuing
(or unconditionally guaranteeing performance on) the unconditional put or demand feature of the Put Bond.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

a. Neither Fund may borrow money, except that a Fund may borrow money for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Neither Fund will purchase securities when its borrowings exceed
     5% of its total assets.

b. Neither Fund may invest 25% or more of its total assets in securities issued in connection with the financing of projectswith similar characteristics, such as toll road revenue bonds, housing revenue bonds or electric power project revenue bonds or in industrial revenue bonds which are based, directly or indirectly, on the credit of private entities of any one industry. However, each Fund reserves the right to invest more than 25% of its total assets in tax-exempt industrial revenue bonds.

c.   Neither Fund will, with respect to 75% of its total
     assets, purchase the securities   of any issuer
     (except Government Securities, as such term is defined in the Investment Company Act of 1940) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

RISK FACTORS
Each Fund is subject to credit and market risks, which will be intensified by concentration in obligations issued by or on behalf of Florida public authorities.
For this reason, the Funds are affected by political, economic, legal, regulatory or other developments which constrain the taxing, spending and revenue collection authority of Florida issuers or otherwise affect the ability of Florida issuers to pay interest, repay principal or any premium. See Special Risk
Considerations in the SAI.
     Because each Fund will ordinarily invest at least
80% of its net assets in Florida tax-exempt securities, it is more susceptible to factors adversely affecting issuers of Florida tax-exempt securities than is a fund that is not concentrated in issuers of Florida tax-exempt securities to this degree.


                    PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the methods described in the following table. A complete, signed application is required together with a check (payable to USAA [Fund Name]) for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Trust with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
Generally, when you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after the Fund receives your request in proper form. If a Fund receives your request prior to the close of the New York Stock Exchange on a day on which the Exchange is open, your purchase price will be the NAV per share determined for that day. If a Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day.
A check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to 4 to 6 weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.
To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Funds.

PURCHASE OF SHARES
INITIAL PURCHASES: Minimum $3,000 - (Except USAA employee payroll deduction).

Mail

Send your application and check to:
          USAA Investment Management Company
          9800 Fredericksburg Rd., San Antonio, TX 78288

In Person

Bring your application and check to:
          USAA Investment Management Company
          USAA Federal Savings Bank
          10750 Robert F. McDermott Freeway
          San Antonio, TX

USAA Employee
Payroll Deduction

The periodic purchase of shares through payroll deduction ($25 minimum) by any employee of USAA, its subsidiaries or affiliated companies.

Exchange

Call our telephone assistance numbers. The new account must have the same registration as the account from which you are exchanging.

ADDITIONAL PURCHASES: Minimum $50 - (Except transfers from brokerage accounts and USAA employee payroll deduction).

Mail

Send your check and the "Invest By Mail" stub, which accompanies your Fund's transaction confirmation, to the Transfer Agent:

          USAA Shareholder Account Services
          9800 Fredericksburg Rd., San Antonio, TX 78288

Bank Wire
Purchase

Instruct your bank (which may charge a fee for the service) to wire the specified amount to the Company as follows:

          State Street Bank and Trust Company
          Boston, MA  02101
          ABA# 011000028
          Attn: USAA [Fund Name]
          USAA AC-69384998
          Shareholder(s) Name(s)
          Shareholder Account Number

Electronic
Funds
Transfer (EFT)

You can pay for purchases electronically via electronic funds transfer. Systematic (regular) purchases can be deducted from your bank account, payroll, income-producing investment, or from a USAA money market account. Intermittent (as-needed) purchases can be deducted from your bank account through our Buy/Sell Service.
     Establish any of our electronic investing services when you apply for your account, or later upon request.


                   REDEMPTION OF SHARES

You may redeem shares of a Fund by any of the methods described in the following table on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Trust may elect to suspend the redemption of shares or postpone the date of payment during any period that the New York Stock Exchange is closed, or trading in the markets the Trust normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the Securities and Exchange Commission.

Redemption
of Shares

Any of the following methods may be used to authorize the Transfer Agent to redeem shares from your account based on instructions received.

Written,
Fax, or
Telegraph

Send your written instructions to:
     USAA Shareholder Account Services
     9800 Fredericksburg Rd., San Antonio, TX 78288
Send a signed fax to 210-498-2889, or send a telegraph to USAA Shareholder Account Services.

     Written redemption requests must include the following:
(1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit- sharing plans; and (4) method of payment.

Telephone

Call toll free 1-800-531-8448, in San Antonio, 210-456-7202.

     The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions.
Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number,
(2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.

                                               (continued)


Methods of
Payment

Any of the following methods of payment may be used with your redemption request.

Bank Wire
Redemption

The wire redemption privilege allows redemptions to be sent directly to your bank account. Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution.
Specifically, include the name of the correspondent bank and your institution's account number at that bank. USAA
Shareholder Account Services deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company (SSB) and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

Electronic
Funds
Transfer (EFT)

You can request electronic redemptions via electronic funds transfer. Systematic (regular) or intermittent
(as-needed) redemptions can be credited to your bank account.
     Establish any of our electronic investing services when you apply for your account, or later upon request.

Check
Redemption

You may request a redemption to be paid by check to the registered shareholder(s) and mailed to the address of record. This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change.

Checkwriting

You may request that checks be issued for your Florida
Tax-Free Money Market Fund account. To establish your checkwriting privilege (CWP), complete the signature card which accompanies the application form or Shareholder
Services Guide, or request and complete the signature card separately. A one-time $5 checkwriting fee is charged to each account by the Transfer Agent for the establishment of the privilege. There is no charge for the use of checks nor for subsequent reorders. This privilege is subject to SSB's rules and regulations governing checking accounts. Checks must be written for an amount of at least $250. Checks written for less than $250 will be returned. Checkwriting may not be used to close an account because the value of the account changes daily as dividends are accrued.
     When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares in the investor's account will be redeemed to cover the amount of the check. Checks will be returned if there are insufficient shares to cover the amount of the check. Presently, there is a $15 processing fee assessed against an account for any redemption check not honored by a clearing or paying agent. A check paid during the month will be returned to the shareholder by separate mail. Checkwriting fees are subject to change at any time. The Trust, the Transfer Agent and SSB each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders. See the SAI for further information.
     You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions but does not guarantee that such efforts will be effective. A $10 charge will be made for each stop payment requested by a shareholder.


           CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, the cancellation will be treated as a redemption of shares purchased and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified and the shareholder must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer.
You also need to send written instructions and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Trustees may cause the redemption of an account with a total value of less than $500 of either
Fund, subject to certain limitations described in Additional Information Regarding Redemption of Shares in the SAI.

TRUST RIGHTS
The Trust reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Trust;

(2) limit or discontinue the offering of shares of any portfolio of the Trust without notice to the shareholders;

(3) impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); provided, however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Trustees and adequate notice has been given to shareholders;

(4) require a signature guarantee when deemed appropriate by the Manager for purchases, redemptions, or changes in account information. The section Additional
     Information Regarding Redemption of Shares in the SAI contains information on acceptable guarantors.


                        EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among portfolios in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Only Florida residents may exchange into a Florida Fund. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between portfolios is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Funds have undertaken certain procedures regarding telephone transactions. See Redemption of Shares - Telephone.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the portfolios and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any portfolio in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Tax Exempt
Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds.


                      OTHER SERVICES

INVESTMENT PLANS
You may establish a systematic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions.
More information about these preauthorized plans is contained in the SAI.

InvesTronic(registered trademark) - the periodic purchase of shares through electronic funds transfer from a checking or savings account.

Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your Florida Tax-Free Income Fund account except:
  i) a reinvested dividend;
 ii) a payment you make after January 31, 1996 under the InvesTronic(registered trademark), Direct Purchase Service, Automatic Purchase Plan, or Directed Dividends investment plans; or
iii) a redemption you make after January 31, 1996 under the Systematic Withdrawal Plan.
In the Florida Tax-Free Money Market Fund, you will receive a confirmation for purchases or redemptions by check and exchanges. If your Money Market Fund account had activity other than reinvested dividends, such as wire purchases or redemptions or purchases under the InvesTronic(registered trademark), Direct Purchase Service, Automatic Purchase Plan or Directed Dividends investment plans, you will receive a monthly statement that will reflect quarter-to-date account activity.
     At the end of each quarter you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive a Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Trust intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Trust.

DIRECTED DIVIDENDS
If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to automatically purchase shares in another fund.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or
Semiannual Report, or if you have any questions concerning any of the services offered.


                  SHARE PRICE CALCULATION

The price at which shares of the Funds are purchased and redeemed by shareholders is equal to the net asset value
(NAV) per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for each Fund is calculated at the close of the regular trading session of the New York
Stock Exchange, which is usually 4:00 p.m. Eastern time.
You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting liabilities, and dividing by the number of shares outstanding. Securities of the Florida Tax-Free Income
Fund are valued each business day at their current market value as determined by a pricing service approved by the Board of Trustees. Securities which cannot be valued by the pricing service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Trustees. In addition, securities purchased with maturities of 60 days or less and all securities of the Florida Tax-Free Money Market Fund are stated at amortized cost.
     For additional information, see Valuation of Securities in the SAI.


            DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income of each Fund is accrued daily and distributed to shareholders on the last business day of each month. Any net capital gain generally will be distributed at least annually. The Funds intend to make such additional distributions as may be necessary to avoid the imposition of any federal excise tax.
     All shares purchased will begin accruing dividends on the day following the effective date of the purchase and will receive dividends through the effective date of redemption.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any capital gain distribution paid by the Florida Tax-Free Income Fund will reduce the per share net asset value by the amount of the distribution. An investor should consider carefully the effects of purchasing shares of the Florida Tax-Free Income Fund shortly before any capital gain distribution. Although in effect a return of capital, these distributions are subject to taxes. If a shareholder becomes a resident of a state other than Florida, a check for proceeds of income dividends will be mailed to such shareholder monthly, and a check for any capital gain distribution will be mailed after the distribution is paid.
     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current net asset value. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's account at the then-current net asset value.

FEDERAL TAXES
The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from a Fund in their own states and localities.

Fund - Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, neither Fund will be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends of net tax-exempt interest income paid by a Fund are excluded from a shareholder's gross income for federal income tax purposes. Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. However, it is expected that any taxable net investment income will be insubstantial in relation to the tax-exempt interest generated by a Fund.
     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of a Fund.
     Tax-exempt interest from private activity bonds (for example, industrial development revenue bonds) issued after August 7, 1986, although otherwise exempt from federal tax, is treated as a tax preference item for purposes of the alternative minimum tax. For corporations, all tax-exempt interest will be considered in calculating the alternative minimum tax as part of the adjusted current earnings.

Withholding - Each Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Each Fund will report annually to its shareholders the federal tax status of dividends and distributions paid or declared by each Fund during the preceding calendar year, including the portion of the dividends constituting interest on private activity bonds, and the percentage and source, on a state-by-state basis, of interest income earned on tax-exempt securities held by the Fund during the preceding year.

FLORIDA TAXATION
The following is only a summary of some of the important
Florida tax considerations generally affecting the Funds and their shareholders. This discussion is not intended as a substitute for careful planning. Potential investors in the Funds should consult their tax advisers with specific reference to their own tax situations.
     Dividends and distributions paid by the Funds to individuals who are residents of Florida are not taxable by Florida, because Florida does not impose a personal income tax. Dividends and distributions by the Funds will be subject to Florida corporate income taxes. Accordingly, investors in the Funds, including in particular corporate investors that may be subject to the Florida corporate income tax, should consult their tax advisers with respect to the application of the Florida corporate income tax to the receipt of Fund dividends and distributions and to the investor's Florida tax situation in general.
     Florida imposes a tax on intangible personal property owned by Florida residents. The Funds received a ruling from the Florida Department of Revenue that if, on the last business day of any calendar year, the Funds' investments consist solely of assets exempt from the Florida intangible personal property tax, shares of the Funds owned by Florida residents will be exempt from the Florida intangible personal property tax in the following year. Assets exempt from the Florida intangible personal property tax include obligations issued by the State of Florida and its political subdivisions, municipalities, and public authorities; obligations of the United States
Government or its agencies; and cash. If shares of the Funds are subject to Florida intangible personal property tax, because less than 100% of the Funds' assets on the last business day of the calendar year consist of assets exempt from the Florida intangible personal property tax, only the portion of the net asset value of shares of the Funds that is attributable to obligations of the United
States Government will be exempt from taxation.


                  MANAGEMENT OF THE TRUST

The business affairs of the Trust are subject to the supervision of the Board of Trustees.
     The Manager, USAA Investment Management Company
(IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately
$27 billion in total assets under management.  The
Manager's mailing address is at 9800 Fredericksburg Rd., San Antonio, TX 78288.
     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Trust and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Trust, providing services under an Advisory
Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the portfolios, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Trustees.
    For its services under the Advisory Agreement, each Fund pays the Manager an annual fee which is computed as a percentage of the aggregate average net assets (ANA) of both Funds combined. The fee is accrued daily, paid monthly, and allocated between the Funds based on the relative net assets of each. The management fee is computed at .50% of the first $50,000,000 ANA, .40% of that portion over $50,000,000 and not over $100,000,000
ANA, and .30% of that portion over $100,000,000 ANA. For the fiscal year ended March 31, 1995, the fees paid to the Manager, net of reimbursements, were .16% of ANA for the Florida Tax-Free Income Fund and .24% of ANA for
Florida Tax-Free Money Market Fund.

OPERATING EXPENSES
For the fiscal year ended March 31, 1995, the Manager limited each Fund's total annualized operating expenses to .50% of its ANA. The Manager reimbursed the Florida
Tax-Free Income Fund $104,638 and the Florida Tax-Free
Money Market Fund $90,717 for expenses in excess of the limitation. The Manager has voluntarily agreed to continue to limit each Fund's annual expenses until August 1, 1996, to .50% of its ANA and will reimburse the Funds for all expenses in excess of the limitation.

PORTFOLIO MANAGERS
The following individuals are primarily responsible for managing the Funds.

Florida Tax-Free Income Fund
Robert R. Pariseau, Assistant Vice President of Fixed
Income Investments since June of 1995, has managed the Fund since May 1995. He has eleven years investment management experience working for IMCO, where he has held various positions in Fixed Income and Equity Investments.
Mr. Pariseau earned the Chartered Financial Analyst (CFA) designation in 1987 and is a member of the Association for Investment Management and Research (AIMR), San
Antonio Financial Analysts Society, Inc. (SAFAS), and the
National Federation of Municipal Analysts (NFMA). He holds an MBA from Lindenwood College, Missouri and a BS from the U.S. Naval Academy, Annapolis, Maryland.

Florida Tax-Free Money Market Fund
Pamela K. Bledsoe, Executive Director of Fixed Income
Investments since June of 1995, has managed the Fund since May 1995. Ms. Bledsoe has seven years investment management experience and has worked for IMCO since
July 1991 in Fixed Income Research. From October 1986 to August 1989 she was a Financial Analyst at Schenley
Industries, Inc., Dallas, Texas.  Ms. Bledsoe earned the
CFA designation in 1992 and is a member of the AIMR and SAFAS. Ms. Bledsoe holds an MBA from Texas Christian
University and a BS from Louisiana Tech University.


                   DESCRIPTION OF SHARES

The Trust is an open-end management investment company established as a business trust under the laws of the State of Delaware pursuant to a Master Trust Agreement dated June 21, 1993. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series or Funds at $.001 par value. Four such Funds have been established, two of which are described in this Prospectus. Each Fund is classified as a diversified investment company. Under the Master Trust
Agreement, the Board of Trustees is authorized to create new Funds in addition to those already existing without shareholder approval.
     Under the Master Trust Agreement, no annual meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the Investment
Company Act of 1940. The Trustees may fill vacancies on the Board or appoint new Trustees provided that immediately after such action at least two-thirds of the Trustees have been elected by shareholders. Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders holding an aggregate of at least 10% of the outstanding shares of the Trust may request a meeting of shareholders at any time for the purpose of voting to remove one or more of the Trustees, and the Trust will assist shareholders in communicating with other shareholders in connection with such a meeting.


                     SERVICE PROVIDERS

UNDERWRITER/   USAA Investment Management Company
DISTRIBUTOR    9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER       USAA Shareholder Account Services
AGENT          9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN      State Street Bank and Trust Company
               P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL          Goodwin, Procter & Hoar
COUNSEL        Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT    KPMG Peat Marwick LLP
AUDITORS       112 East Pecan, Suite 2400, San Antonio, Texas 78205.



       TELEPHONE ASSISTANCE

      (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday: 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 210-456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 210-456-7202

     RECORDED 24 HOUR SERVICE

     MUTUAL FUND PRICE QUOTES
          (From any phone)
     1-800-531-8066
     In San Antonio 210-498-8066

     MUTUAL FUND TOUCHLINE(registered trademark)
     (From Touchtone phones only)
For account balance, last transaction or fund prices:
     1-800-531-8777
     In San Antonio 210-498-8777






                     USAA TEXAS FUNDS
                 August 1, 1995   PROSPECTUS
               As Supplemented December 1, 1995

USAA Texas Tax-Free Income Fund and USAA Texas Tax-Free
Money Market Fund (collectively, the Funds or the Texas
Funds) are two of four no-load mutual funds offered by USAA
State Tax-Free Trust (the Trust). The Funds are managed by USAA Investment Management Company (the Manager).

     WHAT ARE THE INVESTMENT
     OBJECTIVES AND POLICIES?
     The Funds have a common objective of providing Texas investors with a high level of current interest income that is exempt from federal income taxes. The Texas Tax-
Free Money Market Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective.
     The Texas Tax-Free Income Fund invests primarily in long-term high grade Texas tax-exempt securities. The
Fund's average portfolio maturity is not restricted, but is expected to be greater than 10 years. Page 8.
     The Texas Tax-Free Money Market Fund invests in high quality Texas tax-exempt securities with maturities of 397 days or less. The Manager will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Fund will endeavor to maintain a constant net asset value per share of $1.00. Page 8.

     HOW DO YOU BUY? Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail or in person. Page 12.

     HOW DO YOU SELL? You may redeem shares of a Fund by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 14.

     Shares of the Texas Funds are authorized for sale only to residents of the State of Texas. The delivery of this Prospectus shall not constitute an offer in any state in which shares of the Texas Funds may not lawfully be made.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Trust and the Texas Funds that you should know before investing.

     Shares of the USAA Texas Funds are not deposits or other obligations of, or guaranteed by the USAA Federal
Savings Bank, are not insured by the FDIC or any other
Government Agency, and are subject to market risks.

     If you would like more information, a STATEMENT OF ADDITIONAL INFORMATION (SAI) dated August 1, 1995, is available upon request and without charge by writing to USAA STATE TAX-FREE TRUST, Texas Funds, 9800 Fredericksburg Rd., San Antonio, TX 78288, or by calling 1-800-531-8181. The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR  ANY STATE SECURITIES COMMISSION PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE TEXAS TAX-FREE MONEY MARKET FUND IS
NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND
THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO
MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


                     TABLE OF CONTENTS
                                                      Page
                       SUMMARY DATA
     Fees and Expenses                                  3
     Financial Highlights                               4
     Performance Information                            5

                    USING MUTUAL FUNDS
     USAA Family of No-Load Mutual Funds                6
     Using Mutual Funds in an Investment Program        7

             INVESTMENT PORTFOLIO INFORMATION
     Investment Objectives and Policies                 8
     Texas Tax-Free Income Fund                         8
     Texas Tax-Free Money Market Fund                   8
     Other Investment Information                       9

                  SHAREHOLDER INFORMATION
     Purchase of Shares                                12
     Redemption of Shares                              14
     Conditions of Purchase and Redemption             16
     Exchanges                                         17
     Other Services                                    17
     Share Price Calculation                           18
     Dividends, Distributions and Taxes                19
     Management of the Trust                           21
     Description of Shares                             22
     Service Providers                                 23
     Telephone Assistance Numbers                      23



                     FEES AND EXPENSES

The following summary is provided to assist you in understanding the expenses you will bear directly or indirectly.

Shareholder Transaction Expenses (applicable to each Fund)
----------------------------------------------------------------------------
Sales Load Imposed on Purchases                        None
Sales Load Imposed on Reinvested Dividends             None
Deferred Sales Load                                    None
Redemption Fee*                                        None
Exchange Fee                                           None

Annual Fund Operating Expenses (as a percentage of average net assets (ANA))
----------------------------------------------------------------------------
                                                      Texas         Texas
                                                     Tax-Free     Tax-Free
                                                      Income    Money Market
                                                       Fund         Fund
                                                       ----         ----
Management Fees, net of reimbursements                 .00%         .00%
12b-1 Fees                                             None         None
Other Expenses, net of reimbursements
     Transfer Agent Fees**                          .02%         .00%
     Custodian Fees                                 .46%         .50%
     All Other Expenses                             .02%         .00%
                                                    ----         ----
Total Other Expenses                                   .50%         .50%
                                                       ----         ----
Total Fund Operating Expenses, net of reimbursements   .50%         .50%
                                                       ====         ====
----------------------------------------------------------------------------
     * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See Redemption of Shares - Bank Wire Redemption.
    ** The Funds pay USAA Shareholder Account Services an annual fixed fee per account for its services. See Transfer Agent in the SAI, page 18.

      During the eight-month period ended March 31, 1995, the Manager voluntarily limited each Fund's annual expenses to .50% of its ANA and reimbursed the Funds for all expenses in excess of the limitation. The Management Fees, Other Expenses, and Total Fund Operating Expenses reflect all such expense reimbursements by the Manager. Absent such reimbursements, the amount of the Management Fees, Other Expenses, and Total Fund Operating Expenses as a percentage of ANA for each of the Funds would have been as follows: Texas Tax-Free Income Fund, .50%, 1.90%, and 2.40%; and Texas Tax-Free Money Market Fund, .50%, 2.13%, and 2.63%. The Manager has voluntarily agreed to continue to limit each Fund's annual expenses until August 1, 1996, to .50% of its ANA and will reimburse the Funds for all expenses in excess of the limitation.

Example of Effect of Fund Expenses
----------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of the periods shown:

                                        1 year    3 years
                                        ------    -------

 Texas Tax-Free Income Fund               $ 5       $ 16
 Texas Tax-Free Money Market Fund         $ 5       $ 16

The above example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.


                   FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout the eight-month period ended March 31, 1995, has been derived from the financial statements audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the financial statements and related notes that appear in the Funds' Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.

                                                  Eight-Month Period
                                                 Ended March 31, 1995*
                                                 ---------------------
                                               Texas            Texas
                                              Tax-Free      Tax-Free Money
                                            Income Fund       Market Fund
                                            -----------       -----------

Net asset value at beginning of period         $10.00            $ 1.00
Net investment income                             .34               .02
Net realized and unrealized gain                  .21                -
Distributions from net investment income         (.34)             (.02)
                                               ------            ------
Net asset value at end of period               $10.21            $ 1.00
                                               ------            ------
                                               ------            ------
Total return (%)**                               5.75              2.09

Net assets at end of period ($000)             $6,446            $3,881

Ratio of expenses to average net assets (%)      .50(a)(b)          .50(a)(b)

Ratio of net investment income to
     average net assets (%)                     5.56(a)(b)         3.18(a)(b)

Portfolio turnover (%)                        196.62                 -

----------
(a)  Annualized.  The ratio is not necessarily indicative of 12 months of operations.
(b) The information contained in this table is based on actual expenses for the period, after giving effect to reimbursements of expenses by the Manager.  Absent such reimbursements the Funds' ratios would have been:
                                                Texas           Texas
                                               Tax-Free     Tax-Free Money
                                             Income Fund      Market Fund
                                             -----------      -----------

Ratio of expenses to average net assets (%)     2.40(a)          2.63(a)
Ratio of net investment income to
     average net assets (%)                     3.66(a)          1.05(a)

 * Funds commenced operations August 1, 1994.
** Assumes reinvestment of all dividend income and capital gain distributions during the period.


                  PERFORMANCE INFORMATION

Performance information should be considered in light of each Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of either Fund.
      The Trust may quote a Fund's yield or total return in advertisements and reports to shareholders or prospective investors. A Fund's performance may also be compared to that of other mutual funds with similar investment objectives and relevant indexes that are referenced in Appendix B to the SAI. Standard total return and yield results reported by the Funds do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
      Further information concerning yield and total return is included in the SAI.

TOTAL RETURN - Texas Tax-Free Income Fund. The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period which, when applied to a hypothetical
$1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.

YIELD - Texas Tax-Free Income Fund. This Fund may advertise performance in terms of a 30-day yield quotation. The yield quotation is computed by dividing the net investment income per share earned during the period by the offering price per share on the last day of the period. This income is then annualized. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation in the Fund's portfolio and all recurring charges are recognized.

YIELD - Texas Tax-Free Money Market Fund. The Fund may advertise its yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized, that is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.
     The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

TAX EQUIVALENT YIELD - The Funds may also utilize tax equivalent yields with adjustments for assumed income tax rates. See Appendix C - Taxable Equivalent Yield Table in the SAI for illustrations of this yield.


            USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA
Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                 USAA STATE TAX-FREE TRUST
               Florida Tax-Free Income Fund*
            Florida Tax-Free Money Market Fund*
                Texas Tax-Free Income Fund*
             Texas Tax-Free Money Market Fund*

                USAA TAX EXEMPT FUND, INC.
                      Long-Term Fund
                  Intermediate-Term Fund
                      Short-Term Fund
               Tax Exempt Money Market Fund
                   California Bond Fund*
               California Money Market Fund*
                    New York Bond Fund*
                New York Money Market Fund*
                    Virginia Bond Fund*
                Virginia Money Market Fund*

                  USAA MUTUAL FUND, INC.
                  Aggressive Growth Fund
                        Growth Fund
                   Growth & Income Fund
                     Income Stock Fund
                        Income Fund
                   Short-Term Bond Fund
                     Money Market Fund

                   USAA INVESTMENT TRUST
                  Balanced Portfolio Fund
                     Cornerstone Fund
                   Emerging Markets Fund
                         Gold Fund
                    International Fund
                     World Growth Fund
                        GNMA Trust
                Treasury Money Market Trust

 *   Available for sale only to residents of these specific states.


        USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I.  THE IDEA BEHIND MUTUAL FUNDS
Mutual funds were conceived as a vehicle that could give small investors some of the advantages enjoyed by wealthy investors. A relatively small investment buys part of a widely diversified portfolio. That portfolio is managed by investment professionals, relieving the shareholder of the need to make individual stock or bond selections.
The investor also enjoys conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result each shareholder owns an investment that in earlier times would have been available only to very wealthy people.

II. USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, the shareholder is foregoing some investment decisions, but must still make others. The decisions foregone are those involved with choosing individual securities. The Fund
Manager will perform that function. In addition, the Manager will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.
     The shareholder, however, retains at least part of the responsibility for an equally important decision.
This decision includes determining a portfolio of mutual funds that balances the investor's investment goals with his or her tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.
     For example, assume a shareholder wishes to pursue the higher yields usually available in the long-term bond market, but is also concerned about the possible price swings of the long-term bonds. He or she could divide investments between the Texas Tax-Free Income Fund and the Texas Tax-Free Money Market Fund. This would create a portfolio with a higher yield than that of the money market and less volatility than that of the long-term market. This is just one example of how an individual could combine funds to create a portfolio tailored to his or her own risk and reward goals.

III.  USAA'S FAMILY OF FUNDS
The Manager offers investors another alternative in its portfolio funds, the Balanced Portfolio and Cornerstone
Funds. Both of these unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. These Funds are designed for the shareholder who prefers to delegate the asset allocation process to an investment manager. The Funds are structured to achieve diversification across a number of investment categories.
     Whether you prefer to create your own mix of mutual funds or use a portfolio fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.


            INVESTMENT OBJECTIVES AND POLICIES

                 TEXAS TAX-FREE INCOME FUND
              TEXAS TAX-FREE MONEY MARKET FUND

INVESTMENT OBJECTIVES
The Funds have a common investment objective of providing
Texas investors with a high level of current interest income that is exempt from federal income taxes. The
Texas Tax-Free Money Market Fund has a further objective of preserving capital and maintaining liquidity.

INVESTMENT POLICIES
The Manager will pursue this common objective by investing each Fund's assets primarily in debt obligations issued by the State of Texas, its political subdivisions and instrumentalities, and by other governmental entities if, in the opinion of counsel, the interest from such obligations is excluded from gross income for federal income tax purposes. It is a fundamental policy of each Fund that during normal market conditions at least 80% of the Fund's net assets will consist of Texas tax-exempt securities and at least 80% of the Fund's annual income will be exempt from federal income taxes and excluded from the calculation of federal alternative minimum taxes for individual taxpayers.
     Texas currently imposes no personal state income tax. In the event Texas enacts a personal state income or similar tax, the Texas Funds will thereafter attempt to seek a high level of current interest income also exempt from such tax. The ability of the Funds to pursue this further policy, of course, will be affected by the actual form of such a tax.

Texas Tax-Free Income Fund. Under normal market conditions, the Manager will invest the assets of the Fund so that at least 75% of the total market value of the tax-exempt securities is rated within the three highest long-term rating categories (at least A) by Moody's Investors Service, Inc. (Moody's), Standard &
Poor's Ratings Group (S&P), or Fitch Investors Service,
Inc. (Fitch), in the highest short-term rating category by Moody's, S&P, or Fitch, or, if a security is not rated by those rating agencies, it must be of equivalent investment quality as determined by the Manager. The
Manager will not purchase a security if, as a result of such purchase, more than 25% of the total market value of the tax-exempt securities of the Fund would be invested in securities which do not meet these quality standards.
In no event will a security be purchased for the Fund unless it is rated at least investment grade; i.e., rated by Moody's, S&P, or Fitch at least in the fourth highest rating category for long-term securities, in the second highest rating category for short-term securities, or, if not rated by those rating agencies, determined by the Manager to be of equivalent investment quality. Securities rated in the lowest level of investment grade have some speculative characteristics since adverse economic conditions and changing circumstances are more likely to have an adverse impact on such securities.
      If the rating of a security is downgraded, the Manager will determine whether it is in the best interest of the Fund's shareholders to continue to hold such security in the Fund's portfolio. Unless otherwise directed by the Board of Trustees, if downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment grade quality, the Manager will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets. For a more complete description of tax-exempt securities and their ratings, see Appendix
A to the SAI.
      The Fund's average portfolio maturity is not restricted, but is expected to be greater than ten years.
In determining a security's maturity for purposes of calculating the Fund's average maturity, estimates of the expected time for its principal to be paid may be used.
This can be substantially shorter than its stated final maturity. For a discussion of the method of calculating the average weighted maturity of the Fund's portfolio, see Investment Policies in the SAI. The per share net asset value of the Texas Tax-Free Income Fund will fluctuate with portfolio maturity, the quality of securities held, and inversely to interest rate levels.

Texas Tax-Free Money Market Fund. The Fund will purchase only high quality securities that qualify as "eligible securities" under the Securities and Exchange Commission rules applicable to money market mutual funds. These securities must also be determined by the Manager to present minimal credit risk. In general, the category of eligible securities may include a security that is:
(1) issued or guaranteed by the U.S. Government or any agency or instrumentality thereof, including "prerefunded" and "escrowed to maturity" tax-exempt securities;
(2) rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO;
(3) unrated but issued by an issuer orguaranteed by a guarantor that has other comparable short-term debt obligations so rated; or
(4) unrated but determined to be of comparable quality by the Manager.

     If a security is downgraded after purchase, the Manager will follow written procedures adopted by the Fund's Board of Trustees and a determination will be made as to whether it is in the best interest of the Fund's shareholders for the Fund to continue to hold the security.
     Current NRSROs include Moody's, S&P, Fitch, Duff &
Phelps Inc., Thompson BankWatch, Inc., and IBCA Inc. For a description of tax-exempt securities and their ratings, see Appendix A to the SAI.
     Consistent with regulatory requirements, the Manager will purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Fund will endeavor to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.


            OTHER INVESTMENT INFORMATION

The investment objectives of the Funds may not be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that these objectives will be achieved. The investment policies and techniques used to pursue the Funds' objectives may be changed without shareholder approval, except as otherwise noted. Further information regarding the Funds' investment policies and restrictions is provided in the SAI.

TAX-EXEMPT SECURITIES
These securities include general obligation bonds, which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest; revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from annual appropriations made by the state legislature for the repayment of interest and principal or other specific revenue source, but not from the general taxing power; lease obligations backed by the municipality's covenant to budget for the payments due under the lease obligation; and certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds for privately-operated facilities, provided that the interest paid on such securities qualifies as exempt from federal income taxes.
The value of the securities in which the Trust will invest generally fluctuates inversely with changes in prevailing interest rates. Changes in the creditworthiness of issuers and changes in other market factors such as the relative supply of and demand for tax-exempt bonds also create value fluctuations.
     Each Fund may on a temporary basis due to market or other conditions invest up to 100% of its assets in short-term securities whether or not exempt from federal income taxes. Such taxable securities may consist of obligations of the United States Government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus and undivided profits in excess of $100 million; banker's acceptances of similar banks; commercial paper; and other corporate debt obligations.

INVESTMENT TECHNIQUES
Variable Rate Securities - Each Fund may invest in tax-exempt securities that bear interest at rates which are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held.
     The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate.
The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of tax-exempt variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.
     In the case of the Texas Tax-Free Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

Put Bonds - Each Fund may invest in tax-exempt securities
(including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party at face value prior to stated maturity (Put Bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the Texas Tax-Free Income
Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the Texas Tax-Free Money Market Fund is determined as stated under Variable Rate Securities.

When-Issued Securities - Each Fund may invest in new issues of tax-exempt securities offered on a when-issued basis; that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The Funds do not earn interest on the securities until settlement, and the market value of the securities may fluctuate between the purchase and settlement. Such securities can be sold before settlement date.
     Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund.
On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

Municipal Lease Obligations - Each Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.
     Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor, (2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

Liquidity - The Texas Tax-Free Income Fund and Texas Tax-
Free Money Market Fund may invest up to 15% and 10%, respectively, of their net assets in illiquid securities.
      Lease obligations and certain Put Bonds that are subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Board of Trustees for purposes of complying with the Funds' investment restrictions applicable to investments in illiquid securities.
      In determining the liquidity of a lease obligation, the Manager will consider: (1) the frequency of trades and quotes for the lease obligation, (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential purchasers, (3) dealer undertakings to make a market in the lease obligation,
(4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers, and the mechanics of transfer, (5) whether the lease obligation is of a size that will be attractive to institutional investors, (6) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (7) such other factors as the Manager may determine to be relevant to such determination.
      In determining the liquidity of Put Bonds with restrictions on transfer, the Manager will evaluate the credit quality of the party (the Put Provider) issuing
(or unconditionally guaranteeing performance on) the unconditional put or demand feature of the Put Bond.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

a. Neither Fund may borrow money, except that a Fund may borrow money for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Neither Fund will purchase securities when its borrowing exceeds
     5% of its total assets.

b. Neither Fund may invest 25% or more of its total assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds or electric power project revenue bonds or in industrial revenue bonds which are based, directly or indirectly, on the credit of private entities of any one industry. However, each Fund reserves the right to invest more than 25% of its total assets in tax-exempt industrial revenue bonds.

c. Neither Fund will, with respect to 75% of its total assets, purchase the securities of any issuer (except Government Securities, as such term is defined in the Investment Company Act of 1940) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

RISK FACTORS
The Texas Funds' investment concentration in debt obligations issued by the State, its political subdivisions and instrumentalities, and by other governmental entities involves greater risks than if they invested in the securities of a broader range of issuers.
The Texas Funds' yield and the value of their portfolios can be affected by political and economic developments within the State, and by the financial condition of the State, its public authorities and political subdivisions.
In the past, Texas voters have passed amendments to the Texas Constitution and other measures that limit the taxing and spending authority of Texas governmental entities, and future voter initiatives could result in adverse consequences affecting the financial condition of the State and/or its obligations. A more detailed discussion of the risks of investing in the Texas Funds is included in Special Risk Considerations in the SAI.



                    PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the methods described in the following table. A complete, signed application is required together with a check (payable to USAA [Fund Name]) for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Trust with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
Generally, when you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after the Fund receives your request in proper form. If a Fund receives your request prior to the close of the New York Stock Exchange on a day on which the Exchange is open, your purchase price will be the NAV per share determined for that day. If a Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day. A check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to 4 to 6 weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Funds.

PURCHASE OF SHARES
INITIAL PURCHASES: Minimum $3,000 - (Except USAA employee payroll deduction).

Mail

Send your application and check to:
          USAA Investment Management Company
          9800 Fredericksburg Rd., San Antonio, TX 78288

In Person

Bring your application and check to:
          USAA Investment Management Company
          USAA Federal Savings Bank
          10750 Robert F. McDermott Freeway
          San Antonio, TX

USAA  Employee
Payroll Deduction

The periodic purchase of shares through payroll deduction
($25 minimum) by any employee of USAA, its subsidiaries or affiliated companies.

Exchange

Call our telephone assistance numbers. The new account must have the same registration as the account from which you are exchanging.

ADDITIONAL PURCHASES: Minimum $50 - (Except transfers from brokerage accounts and USAA employee payroll deduction).

Mail

Send your check and the "Invest By Mail" stub, which accompanies your Fund's transaction confirmation, to the Transfer Agent:

          USAA Shareholder Account Services
          9800 Fredericksburg Rd., San Antonio, TX 78288

Bank Wire
Purchase

Instruct your bank (which may charge a fee for the service) to wire the specified amount to the Company as follows:

          State Street Bank and Trust Company
          Boston, MA  02101
          ABA# 011000028
          Attn: USAA [Fund Name]
          USAA AC-69384998
          Shareholder(s) Name(s)
          Shareholder Account Number

Electronic
Funds
Transfer (EFT)

You can pay for purchases electronically via electronic funds transfer. Systematic (regular) purchases can be deducted from your bank account, payroll, income-producing investment, or from a USAA money market account.
Intermittent (as-needed) purchases can be deducted from your bank account through our Buy/Sell Service.
     Establish any of our electronic investing services when you apply for your account, or later upon request.



                   REDEMPTION OF SHARES

You may redeem shares of a Fund by any of the methods described in the following table on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Trust may elect to suspend the redemption of shares or postpone the date of payment during any period that the New York Stock Exchange is closed, or trading in the markets the Trust normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the Securities and Exchange Commission.

Redemption
of Shares

Any of the following methods may be used to authorize the Transfer Agent to redeem shares from your account based on instructions received.

Written,
Fax, or
Telegraph

Send your written instructions to:
          USAA Shareholder Account Services
          9800 Fredericksburg Rd., San Antonio, TX 78288
Send a signed fax to 210-498-2889, or send a telegraph to USAA Shareholder Account Services.

     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.

Telephone

Call toll free 1-800-531-8448, in San Antonio, 210-456-7202.
     The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number,
(2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.


                                              (continued)


Methods of
Payment

Any of the following methods of payment may be used with your redemption request.

Bank Wire
Redemption

The wire redemption privilege allows redemptions to be sent directly to your bank account. Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution.
Specifically, include the name of the correspondent bank and your institution's account number at that bank. USAA
Shareholder Account Services deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company (SSB) and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

Electronic
Funds
Transfer (EFT)

You can request electronic redemptions via electronic funds transfer. Systematic (regular) or intermittent
(as-needed) redemptions can be credited to your bank account.
     Establish any of our electronic investing services when you apply for your account, or later upon request.

Check
Redemption

You may request a redemption to be paid by check to the registered shareholder(s) and mailed to the address of record. This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change.

Checkwriting

You may request that checks be issued for your Texas Tax-
Free Money Market Fund account. To establish your checkwriting privilege (CWP), complete the signature card which accompanies the application form or Shareholder
Services Guide, or request and complete the signature card separately. A one-time $5 checkwriting fee is charged to each account by the Transfer Agent for the establishment of the privilege. There is no charge for the use of checks nor for subsequent reorders. This privilege is subject to SSB's rules and regulations governing checking accounts. Checks must be written for an amount of at least $250. Checks written for less than $250 will be returned. Checkwriting may not be used to close an account because the value of the account changes daily as dividends are accrued.
     When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares in the investor's account will be redeemed to cover the amount of the check. Checks will be returned if there are insufficient shares to cover the amount of the check. Presently, there is a $15 processing fee assessed against an account for any redemption check not honored by a clearing or paying agent. A check paid during the month will be returned to the shareholder by separate mail. Checkwriting fees are subject to change at any time. The Trust, the Transfer Agent and SSB each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders. See the SAI for further information.
     You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions but does not guarantee that such efforts will be effective. A $10 charge will be made for each stop payment requested by a shareholder.



           CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, the cancellation will be treated as a redemption of shares purchased and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified and the shareholder must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer.
You also need to send written instructions and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Trustees may cause the redemption of an account with a total value of less than $500 of either Fund, subject to certain limitations described in Additional Information
Regarding Redemption of Shares in the SAI.

TRUST RIGHTS
The Trust reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Trust;

(2) limit or discontinue the offering of shares of any portfolio of the Trust without notice to the shareholders;

(3) impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); provided, however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Trustees and adequate notice has been given to shareholders;

(4) require a signature guarantee when deemed appropriate by the Manager for purchases, redemptions, or changes in account information. The section Additional
     Information Regarding Redemption of Shares in the SAI contains information on acceptable guarantors.



                        EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among portfolios in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Only Texas residents may exchange into a Texas Fund. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between portfolios is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Funds have undertaken certain procedures regarding telephone transactions. See Redemption of Shares - Telephone.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the portfolios and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any portfolio in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Tax Exempt
Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds.



                      OTHER SERVICES

INVESTMENT PLANS
You may establish a systematic investment plan by
completing the appropriate forms.   At the time you sign
up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions.
More information about these preauthorized plans is contained in the SAI.

InvesTronic(registered trademark) - the periodic purchase of shares through electronic funds transfer from a checking or savings account.

Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your Texas Tax-Free Income Fund account except:
  i) a reinvested dividend;
 ii) a payment you make after January 31, 1996 under the InvesTronic(registered trademark), Direct Purchase Service, Automatic Purchase Plan, or Directed Dividends investment plans; or
iii) a redemption you make after January 31, 1996 under the Systematic Withdrawal Plan.
In the Texas Tax-Free Money Market Fund, you will receive a confirmation for purchases or redemptions by check and exchanges. If your Money Market Fund account had activity other than reinvested dividends, such as wire purchases or redemptions or purchases under the InvesTronic(registered trademark), Direct Purchase Service, Automatic Purchase Plan or Directed Dividends investment plans, you will receive a monthly statement that will reflect quarter-to-date account activity.
     At the end of each quarter you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive a Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Trust intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Trust.

DIRECTED DIVIDENDS
If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to automatically purchase shares in another fund.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or
Semiannual Report, or if you have any questions concerning any of the services offered.

               SHARE PRICE CALCULATION

The price at which shares of the Funds are purchased and redeemed by shareholders is equal to the net asset value
(NAV) per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for each Fund is calculated at the close of the regular trading session of the New York
Stock Exchange, which is usually 4:00 p.m. Eastern time.
You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting liabilities, and dividing by the number of shares outstanding. Securities of the Texas Tax-Free Income
Fund are valued each business day at their current market value as determined by a pricing service approved by the Board of Trustees. Securities which cannot be valued by the pricing service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Trustees. In addition, securities purchased with maturities of 60 days or less and all securities of the Texas Tax-Free Money Market Fund are stated at amortized cost.
   For additional information, see Valuation of Securities in the SAI.



            DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income of each Fund is accrued daily and distributed to shareholders on the last business day of each month. Any net capital gain generally will be distributed at least annually. The Funds intend to make such additional distributions as may be necessary to avoid the imposition of any federal excise tax.
     All shares purchased will begin accruing dividends on the day following the effective date of the purchase and will receive dividends through the effective date of redemption.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any capital gain distribution paid by the Texas Tax-Free Income Fund will reduce the per share net asset value by the amount of the distribution. An investor should consider carefully the effects of purchasing shares of the Texas Tax-Free Income Fund shortly before any capital gain distribution. Although in effect a return of capital, these distributions are subject to taxes. If a shareholder becomes a resident of a state other than Texas, a check for proceeds of income dividends will be mailed to such shareholder monthly, and a check for any capital gain distribution will be mailed after the distribution is paid.
     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current net asset value. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's account at the then-current net asset value.

FEDERAL TAXES
The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from a Fund in their own states and localities.

Fund - Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, neither Fund will be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends of net tax-exempt interest income paid by a Fund are excluded from a shareholder's gross income for federal income tax purposes. Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. However, it is expected that any taxable net investment income will be insubstantial in relation to the tax-exempt interest generated by a Fund.
     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of a Fund.
     Tax-exempt interest from private activity bonds (for example, industrial development revenue bonds) issued after August 7, 1986, although otherwise exempt from federal tax, is treated as a tax preference item for purposes of the alternative minimum tax. For corporations, all tax-exempt interest will be considered in calculating the alternative minimum tax as part of the adjusted current earnings.

Withholding - Each Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Each Fund will report annually to its shareholders the federal tax status of dividends and distributions paid or declared by each Fund during the preceding calendar year, including the portion of the dividends constituting interest on private activity bonds, and the percentage and source, on a state-by-state basis, of interest income earned on tax-exempt securities held by the Fund during the preceding year.

TEXAS TAXATION
Texas does not currently impose an income tax on individuals. Therefore, dividends and distributions paid by the Funds to individuals who are residents of Texas are not subject to a Texas personal income tax. If Texas eventually enacts a personal income tax, investors will need to consult with their own tax advisors with respect to the possible taxation of dividends and distributions.
     Texas imposes a franchise tax on each corporation that does business in the state or that is chartered or authorized to do business in the state. It is a tax on the privilege of doing business within the state, measured by a corporation's net taxable capital and by its net taxable earned surplus. Because the Funds are series of a registered open-end investment company organized as a Delaware business trust, they themselves are not subject to the Texas franchise tax. A corporate investor in the Funds subject to the Texas franchise tax, however, must include distributions it receives from the Funds in its calculation of net taxable capital. All distributions from the Funds that are exempt from federal income tax, though, are exempt from the portion of the Texas franchise tax based on taxable earned surplus.

                  MANAGEMENT OF THE TRUST

The business affairs of the Trust are subject to the supervision of the Board of Trustees.
     The Manager, USAA Investment Management Company
(IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately
$27 billion in total assets under management.  The
Manager's mailing address is 9800 Fredericksburg Rd.,
San Antonio, TX 78288.
     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Trust and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Trust, providing services under an Advisory
Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the portfolios, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Trustees.
     For its services under the Advisory Agreement, each Fund pays the Manager an annual fee which is computed as a percentage of the aggregate average net assets (ANA) of both Funds combined. The fee is accrued daily, paid monthly, and allocated between the Funds based on the relative net assets of each. The management fee is computed at .50% of the first $50,000,000 ANA, .40% of that portion over $50,000,000 and not over $100,000,000
ANA, and .30% of that portion over $100,000,000 ANA. For the fiscal year ended March 31, 1995, the Manager waived the advisory fee for both Funds.

OPERATING EXPENSES
For the fiscal year ended March 31, 1995, the Manager limited each Fund's total annualized operating expenses to .50% of its ANA. The Manager reimbursed the Texas
Tax-Free Income Fund $52,566 and the Texas Tax-Free Money
Market Fund $47,552 for expenses in excess of the limitation. The Manager has voluntarily agreed to continue to limit each Fund's annual expenses until August 1, 1996, to .50% of its ANA and will reimburse the Funds for all expenses in excess of the limitation.

PORTFOLIO MANAGERS
The following individuals are primarily responsible for managing the Funds.

Texas Tax-Free Income Fund
Robert R. Pariseau, Assistant Vice President of Fixed
Income Investments since June of 1995, has managed the Fund since May 1995. He has eleven years investment management experience working for IMCO, where he has held various positions in Fixed Income and Equity Investments.
Mr. Pariseau earned the Chartered Financial Analyst (CFA) designation in 1987 and is a member of the Association for Investment Management and Research (AIMR), San
Antonio Financial Analysts Society, Inc. (SAFAS), and the
National Federation of Municipal Analysts (NFMA). He holds an MBA from Lindenwood College, Missouri and a BS from the U.S. Naval Academy, Annapolis, Maryland.

Texas Tax-Free Money Market Fund
Pamela K. Bledsoe, Executive Director of Fixed Income
Investments since June of 1995, has managed the Fund since May 1995. Ms. Bledsoe has seven years investment management experience and has worked for IMCO since
July 1991 in Fixed Income Research. From October 1986 to August 1989 she was a Financial Analyst at Schenley
Industries, Inc., Dallas, Texas.  Ms. Bledsoe earned the
CFA designation in 1992 and is a member of the AIMR and SAFAS. Ms. Bledsoe holds an MBA from Texas Christian
University and a BS from Louisiana Tech University.


                   DESCRIPTION OF SHARES

The Trust is an open-end management investment company established as a business trust under the laws of the State of Delaware pursuant to a Master Trust Agreement dated June 21, 1993. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series or Funds at $.001 par value. Four such Funds have been established, two of which are described in this Prospectus. Each Fund is classified as a diversified investment company. Under the Master Trust Agreement, the Board of Trustees is authorized to create new Funds in addition to those already existing without shareholder approval.
     Under the Master Trust Agreement, no annual meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the Investment
Company Act of 1940. The Trustees may fill vacancies on the Board or appoint new Trustees provided that immediately after such action at least two-thirds of the Trustees have been elected by shareholders. Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders holding an aggregate of at least 10% of the outstanding shares of the Trust may request a meeting of shareholders at any time for the purpose of voting to remove one or more of the Trustees, and the Trust will assist shareholders in communicating with other shareholders in connection with such a meeting.



                     SERVICE PROVIDERS

UNDERWRITER/   USAA Investment Management Company
DISTRIBUTOR    9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER       USAA Shareholder Account Services
AGENT          9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN      State Street Bank and Trust Company
               P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL          Goodwin, Procter & Hoar
COUNSEL        Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT    KPMG Peat Marwick LLP
AUDITORS       112 East Pecan, Suite 2400, San Antonio, Texas 78205.



       TELEPHONE ASSISTANCE

      (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday: 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 210-456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 210-456-7202

      RECORDED 24 HOUR SERVICE

      MUTUAL FUND PRICE QUOTES
      (From any phone)
      1-800-531-8066
      In San Antonio 210-498-8066

      MUTUAL FUND TOUCHLINE(registered trademark)
      (From Touchtone phones only)
For account balance, last transaction or fund prices:
      1-800-531-8777
      In San Antonio 210-498-8777




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